UNDISCOVERED MANAGERS FUNDS

270 Park Avenue

New York, New York 10017

November 3, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: Undiscovered Managers Funds (the “Trust”) on behalf of the

JPMorgan Realty Income Fund (the “Fund”)

File Nos. 811-08437 and 333-37711

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 48 (Amendment No. 49 under the Investment Company Act of 1940) filed electronically on October 30, 2015.

If you have any questions or comments, please contact me at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis Assistant Secretary